N-2	Jun. 01, 2023
Cover [Abstract]
Entity Central Index Key	0001638287
Amendment Flag	false
Securities Act File Number	001-37809
Document Type	8-K
Entity Registrant Name	NEUROBO PHARMACEUTICALS, INC.
Entity Address, Address Line One	200 Berkeley Street
Entity Address, Address Line Two	19th Floor
Entity Address, City or Town	Boston
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02116
City Area Code	857
Local Phone Number	702-9600
Entity Emerging Growth Company	false